Expense Example, No Redemption {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2030 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	848
5 Years	1,050
10 Years	1,630
Class M
Expense Example, No Redemption:
1 Year	464
3 Years	706
5 Years	966
10 Years	1,710
Class C
Expense Example, No Redemption:
1 Year	169
3 Years	523
5 Years	902
10 Years	1,766
Class I
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	822
Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726